SOLAR POWER SYSTEMS, NET	12 Months Ended
Dec. 31, 2023
SOLAR POWER SYSTEMS, NET
SOLAR POWER SYSTEMS, NET

7. SOLAR POWER SYSTEMS, NET

Solar power systems, net consist of the following:

	At December 31,	At December 31,
	2022	2023
	$	$
Solar power systems in operation	172,707	532,833
Solar power systems under construction	209,200	450,339
	381,907	983,172
Accumulated depreciation	(17,091)	(31,659)
Solar power systems, net	364,816	951,513

The Company reclassified certain project assets of nil, $263,710 and $119,067 to solar power systems during the years ended December 31, 2021, 2022 and 2023, respectively. The Company intends to operate the project assets for the purpose of generating income from the sale of electricity.

Depreciation expense of solar power systems was $11,212, $4,074 and $14,266 for the years ended December 31, 2021, 2022 and 2023, respectively. Interest capitalized during development and construction of solar power systems, net was nil, $18,666 and $33,097 for the years ended December 31, 2021, 2022 and 2023, respectively.